Condensed Interim Consolidated Balance Sheets (Parenthetical) - $ / shares			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 13, 2023	Oct. 26, 2022	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Subsequent Event [Line Items]
Common stock, par value			$ 0	$ 0	$ 0	$ 0
Common stock, shares authorized				Unlimited	Unlimited	Unlimited
Common stock, shares issued			551,503	551,503	483,150	275,752
Common stock, shares outstanding			551,503	551,503	483,150	275,752
Stockholder equity reverse stock split		60:1 reverse stock split	60:1 reverse stock split
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholder equity reverse stock split	4:1 reverse stock split